Trading securities and financial assets measured at fair value through income statement (FVIS) (Tables)	12 Months Ended
Sep. 30, 2024
Trading securities and financial assets measured at fair value through income statement (FVIS)
Schedule of trading securities and financial assets measured at FVIS

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Trading securities
Government and semi-government securities	24,532	10,808	23,225	9,772
Other debt securities	5,958	5,835	5,089	4,435
Equity securities	-	5	-	5
Other	285	448	282	448
Total trading securities	30,775	17,096	28,596	14,660
Reverse repurchase agreements	17,990	12,054	17,990	12,013
Other financial assets measured at FVIS
Other debt securities	461	1,351	428	1,310
Equity securities	2	6	-	4
Total other financial assets measured at FVIS	463	1,357	428	1,314
Total trading securities and financial assets measured at FVIS	49,228	30,507	47,014	27,987